Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 7,211,826	$ 25,201,425
Accounts receivable, net	16,234,301	24,140,903
Current portion of licensing receivables, net	8,785,636	7,851,505
Physical media inventory	1,711,638	2,843,681
Current portion of notes receivable	747,282	707,508
Loan guarantee receivable	9,112,500
Prepaid expenses and other	9,146,017	4,316,577
Total Current Assets	52,949,200	65,061,599
Licensing receivables, net	12,074,629	11,279,260
Notes receivable, net of current portion	4,235,344	4,502,079
Property and equipment, net	778,927	1,212,056
Content, net	1,710,866	1,389,588
Intangible assets, net	1,917,155	1,987,190
Digital assets	12,457,387	2,961,790
Investments in affiliates	9,066,137	4,503,153
Operating lease right-of-use assets	2,744,693	1,286,237
Other long-term assets	589,924	4,075,243
TOTAL ASSETS	98,524,262	98,258,195
Current liabilities:
Accounts payable	7,929,482	3,169,248
Accrued expenses	13,074,655	6,297,230
Current portion of accrued licensing royalties	15,362,400	25,958,085
Promissory note - related party	11,455,940	4,160,277
Current portion of operating lease liabilities	673,295	364,633
Deferred revenue	22,171,808	3,920,648
Loan guarantee payable	9,112,500
Current portion of accrued settlement costs	280,238	253,882
Total Current Liabilities	80,060,318	44,124,003
Accrued settlement costs, net of current portion	4,091,733	4,371,972
Accrued licensing royalties, long-term	8,367,099	9,125,409
Operating lease liabilities, net of current portion	2,153,463	961,151
TOTAL LIABILITIES	94,672,613	58,582,535
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 28,500,548 and 26,987,787 shares issued and outstanding as of June 30, 2025, and December 31, 2024, respectively	26,987	24,991
Additional paid-in capital	95,472,458	49,875,530
Noncontrolling interests	8,222,953	(151,670)
Accumulated deficit	(99,870,749)	(10,073,191)
Total stockholders' equity	3,851,649	39,675,660
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 98,524,262	$ 98,258,195